Debt Instruments - Financial assets at fair value through other comprehensive - Restricted assets (Details) - Financial assets at fair value through other comprehensive income category - Debt instruments. - MXN ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Financial instruments in connection with repurchase agreement transactions
Financial assets
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 129,240	$ 96,681
Financial instruments in connection with securities loans transactions
Financial assets
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 4,998